CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONTRACT LIABILITIES [abstract]
Contract liabilities - advances received from customers	¥ 198,251				¥ 0
Contract liabilities - frequent traveller program	5,380				0
Contract liabilities	¥ 203,631	$ 29,617		¥ 135,499	¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .